OTHER CURRENT LIABILITIES	9 Months Ended
Sep. 30, 2025
OTHER CURRENT LIABILITIES
OTHER CURRENT LIABILITIES	OTHER CURRENT LIABILITIES

In millions	September 30, 2025	December 31, 2024
Related to financing activities:
Payables related to derivatives	$66.2	$22.3
Accrued interest	15.0	23.2
Related to investing activities:
Contingent consideration	20.0	—
Related to operating and other activities:
Accrued personnel costs	230.3	244.1
Refund liabilities	140.7	115.7
Sales and value-added taxes	108.6	54.3
Goods in transit accruals	100.2	55.0
Contract liabilities	97.0	68.4
Accrued advertising and promotions	59.9	42.0
Accrued royalties	4.5	6.7
Other accrued liabilities	141.2	116.0
Total	$983.6	$747.7